Share-based Payments - Changes in Number of Warrants Outstanding (Detail)											12 Months Ended
	Oct. 05, 2022 shares	Oct. 11, 2021 shares Warrant	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant € / shares	Dec. 31, 2022 Warrant € / shares	Dec. 31, 2021 Warrant € / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price, outstanding, beginning of period											€ 13.06	€ 17
Weighted average exercise price, granted											1.82	5.29
Weighted average exercise price, forfeited											2.74	4.94
Weighted average exercise price, expired											15.8	10.23
Weighted average exercise price outstanding, end of period										€ 2.64	€ 8.36	€ 13.06
Number of warrants outstanding, beginning of period | Warrant											2,136,556	1,488,006
Number of warrants, granted	0	874.2	557,050	602,025	426,050	334,400	45,000	353,550	94,400	253,150	594,450	760,800
Number of warrants, forfeited | Warrant											(109,108)	(77,250)
Number of warrants, exercised			(561,525)						(100,000)	(253,150)	0	0
Number of warrants, expired | Warrant											(282,252)	(35,000)
Number of warrants outstanding, end of period	0	819,983	498,883	529,950	365,817	0	7,500	79,315	35,698	2,500	2,339,646	2,136,556